Annual Fund Operating Expenses	Feb. 20, 2026
Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 23, 2026
Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.23%
Invesco Bloomberg Financial Data Providers ETF | Invesco Bloomberg Financial Data Providers ETF | Invesco Bloomberg Financial Data Providers ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
Invesco S&P 500 Concentrated QVM ETF | Invesco S&P 500 Concentrated QVM ETF | Invesco S&P 500 Concentrated QVM ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.13%

[1]	Effective February 23, 2026, the Fund's management fee was reduced. “Management Fees” have been restated to reflect current fees.